UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:


     This Amendment (Check only one):    [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: Royal Bank of Canada Europe Limited


Name:

Royal Bank of Canada Europe Limited
71 Queen Victoria Street
London EC4V 4DE
United Kingdom

Form 13F File Number: 028-11619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mr. Charles McManus
Title: Chief Financial Officer
Phone: 44 020 7653 4821


Signature, Place, and Date of Signing:


  /s/ Mr. C. McManus     London, United Kingdom             July 31, 2007
----------------------   --------------------------         -------------
      [Signature]             [City, State]                     [Date]


Report Type 13F Holdings Report

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     Form 13F File Number                Name

     28-  ---------------------------  ------------------------------


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1

                                       ------------------------

Form 13F Information Table Entry Total:        6

                                       ------------------------

Form 13F Information Table Value Total: US $ 4,003  (thousands)

                                       ------------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.     Royal Bank of Canada, Form 13f file number 028-11396

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
GOLDCORP INC NEW               COM              380956409        1      60 SH       DEFINED 1           60      0    0
INTEL CORP                     COM              458140100      710   30000 SH       DEFINED 1        30000      0    0
LG PHILIP LCD CO LTD           SPONS ADR REP    50186V102      444   20000 SH       DEFINED 1        20000      0    0
MEMC ELECTR MATLS INC          COM              552715104     1206   20000 SH       DEFINED 1        20000      0    0
MICRON TECHNOLOGY INC          COM              595112103      871   70000 SH       DEFINED 1        70000      0    0
QIMONDA AG                     SPONSORED ADR    746904101      771   50000 SH       DEFINED 1        50000      0    0